Deferred Finance Charges, Net (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs
Deferred Finance Charges, Net

Deferred finance charges are comprised of the following:
Balance, January 1, 2012	$6,226
Additions	1,467
Amortization expense	(1,226)
Balance, December 31, 2012	$6,467
Additions	132
Amortization expense	(1,252)
Balance, December 31, 2013	$5,347